Contract Liabilities - Schedule of Unsatisfied Performance Obligations (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Unsatisfied Performance Obligations [Abstract]
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as the end of financial year	$ 2,288,376	$ 294,011	$ 2,680,400